Share-Based Payment - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024 € / shares shares	Dec. 31, 2023 € / shares	Dec. 31, 2022 € / shares	Dec. 31, 2021	Dec. 31, 2024 kr / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share nominal value | kr / shares					kr 1
Weighted average remaining life for outstanding warrants	65 months
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Performance Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	For the March 2024 PSU grant, in addition to service conditions, vesting is also contingent upon achievement of long-term strategic goals as evaluated by the Board no later than two weeks prior to each vesting date. Exceeding performance targets will not result in vesting of more PSUs than 100%, nor will it result in additional grants.
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining life for outstanding warrants		71 months	77 months
Warrants [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 11.98	€ 11.98	€ 6.48
Warrants [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 145.5	€ 145.5	€ 145.5
Warrants Granted 2012 Until November 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				24 months
Warrants Granted From December 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				12 months
Board members of group [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of additional shares authorized to grant | shares	2,060,116				2,060,116
Board members of group [member] | Warrants Granted From December 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of warrants vested				75.00%
Employees and consultants [member] | Warrants Granted From December 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of warrants vested				75.00%
Later than one year [member] | Warrants Granted 2012 Until November 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				48 months
Later than one year [member] | Warrants Granted From December 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				36 months
Later than one year [member] | Board members of group [member] | Warrants Granted From December 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of warrants vested				25.00%
Later than one year [member] | Employees and consultants [member] | Warrants Granted From December 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of warrants vested				25.00%